Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of components of accounts receivable and activity in the allowance for doubtful accounts
The components of accounts receivable are as
follows:

	December 31, 2021	December 31, 2020
Trade receivables	$7,945,078	$5,451,252
Allowance for doubtful accounts	(929,800)	(404,755)

Total accounts receivable	$7,015,278	$5,046,497
The following table summarizes activity in the allowance for doubtful accounts
:

	December 31, 2021	December 31, 2020
Balance at beginning of period	$(404,755)	$(190,205)
Provision for uncollectible accounts	(641,357)	(710,882)
Uncollectible accounts written off	116,312	496,332

Balance at end of period	$(929,800)	$(404,755)

Summary of total revenue and accounts receivable	For the customers identified, revenue as a percentage of total revenue and accounts receivable as a percentage of net accounts receivable are as follows:

	December 31, 2021	December 31, 2020
Revenue for the years ended
Customer A	<10%	21.6%

	December 31, 2021	December 31, 2020
Accounts receivable
Customer A	<10%	24.2%
Customer B	<10%	13.3%

Summary of Inventories

(in thousands)	March 31, 2022	December 31, 2021
Raw materials	$592	$433
Work-in-process	174	16
Finished Goods	—	—

Total Inventories	$766	$449

Inventories consisted of the following:

	December 31, 2021	December 31, 2020
Raw materials	$432,461	$162,397
Work-in-process	16,310	107,770
Finished goods	—	4,144

Total Inventories	$448,771	$274,311

Summary of Property and equipment are depreciated over the estimated useful life of the asset	Property and equipment are depreciated over the estimated useful life of the asset categories as follows
:

Advanced Manufacturing Machinery & Quality Equipment	5 – 10 Years
Computer & Office Hardware	5 Years
Furniture & Fixtures	7 Years
Internally Developed Software	3 – 5 years
Leasehold Improvements	Lesser of lease term or estimated useful life